CONDENSED BALANCE SHEET (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful receivables	$ 83	$ 121	$ 151
Authorized (in shares)	55,514,480	55,514,480	55,514,480
Issued (in shares)	55,105,773	55,105,773	55,105,773
Outstanding (in shares)	55,105,773	55,105,773	55,105,773
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	75,254,333	75,254,333	75,254,333
Common stock, shares issued (in shares)	15,704,059	13,602,467	13,373,379
Common stock, shares outstanding (in shares)	14,272,521	12,170,929	11,941,841
Treasury stock (in shares)	1,431,538	1,431,538	1,431,538